Net Fair Value Gains through Profit or Loss	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net Fair Value Gains through Profit or Loss
24	NET FAIR VALUE GAINS THROUGH PROFIT OR LOSS

	For the year ended 31 December
	2020	2019	2018
	RMB million	RMB million	RMB million
Debt securities	(583)	778	2,006
Equity securities	22,997	18,279	(18,938)
Stock appreciation rights	255	(258)	343
Financial liabilities at fair value through profit or loss	(648)	(380)	188
Derivative financial instruments	(121)	832	(1,877)

Total	21,900	19,251	(18,278)